Income Taxes - Reconciliation between Provision for Income Taxes and Expected Tax Provision (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Amount computed using statutory rates			$ (18.6)	$ (34.3)	$ (47.6)
State income taxes, net of Federal benefit			(5.1)	(1.3)	(2.4)
Tax rate adjustment			1.7	6.6	0.1
Uncertain tax positions and interest			1.0	0.0	0.0
Nondeductible expenses			1.8	0.0	0.0
Other			0.7	(0.2)	1.1
Valuation allowance			(0.9)	(51.4)	3.4
Benefit for income taxes	$ (5.1)	$ (9.1)	$ (19.4)	$ (80.6)	$ (45.4)